PROPERTY, PLANT AND EQUIPMENT - Disclosure of composition of property and equipment and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 5,487	$ 6,668
Acquisitions during the year	3,081	611	$ 1,518
Balance on end of year	11,112	5,487	6,668
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	21,265	20,528	10,953
Additions	3,233	708	1,733
Acquired through business combinations	6,173	140	8,282
Disposals	(83)	(83)	(269)
Translation differences	(1,402)	(28)	(171)
Balance on end of year	29,186	21,265	20,528
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(15,778)	(13,860)	(4,728)
Depreciation during the year	2,686	2,004	1,796
Disposals	(82)	(83)	(265)
Acquisitions during the year			7,622
Translation differences	(308)	(3)	(21)
Balance on end of year	(18,074)	(15,778)	(13,860)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,775	3,073
Balance on end of year	2,474	2,775	3,073
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	3,969	3,956	3,638
Additions	46	13	79
Acquired through business combinations	49	0	239
Disposals	0	0	0
Translation differences	(9)	0	0
Balance on end of year	4,055	3,969	3,956
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(1,194)	(883)	(511)
Depreciation during the year	390	311	372
Disposals	0	0	0
Acquisitions during the year			0
Translation differences	(3)	0	0
Balance on end of year	(1,581)	(1,194)	(883)
Computers and peripheral equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,351	2,989
Balance on end of year	2,681	2,351	2,989
Computers and peripheral equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	16,071	15,380	6,245
Additions	1,364	641	1,388
Acquired through business combinations	273	140	8,043
Disposals	(83)	(83)	(269)
Translation differences	(41)	(7)	(27)
Balance on end of year	17,584	16,071	15,380
Computers and peripheral equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(13,720)	(12,391)	(3,772)
Depreciation during the year	1,284	1,414	1,271
Disposals	(82)	(83)	(265)
Acquisitions during the year			7,622
Translation differences	(19)	(2)	(9)
Balance on end of year	(14,903)	(13,720)	(12,391)
Rented POS devices
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	87	290
Balance on end of year	5,710	87	290
Rented POS devices | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	639	606	523
Additions	1,818	54	227
Acquired through business combinations	5,806	0	0
Disposals	0	0	0
Translation differences	(1,349)	(21)	(144)
Balance on end of year	6,914	639	606
Rented POS devices | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(552)	(316)	(215)
Depreciation during the year	937	237	113
Disposals	0	0	0
Acquisitions during the year			0
Translation differences	(285)	(1)	(12)
Balance on end of year	(1,204)	(552)	(316)
Machines and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	274	316
Balance on end of year	247	274	316
Machines and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	586	586	547
Additions	5	0	39
Acquired through business combinations	45	0	0
Disposals	0	0	0
Translation differences	(3)	0	0
Balance on end of year	633	586	586
Machines and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(312)	(270)	(230)
Depreciation during the year	75	42	40
Disposals	0	0	0
Acquisitions during the year			0
Translation differences	(1)	0	0
Balance on end of year	$ (386)	$ (312)	$ (270)